Business (Notes)	3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
Business
In October 2012, LinnCo completed its initial public offering (“IPO”). At no time after LinnCo’s formation and prior to the IPO did LinnCo have any operations or own any interest in LINN Energy. After the IPO and as of March 31, 2013, LinnCo’s sole purpose was to own LINN Energy units and it had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.

Business
In October 2012, LinnCo completed its IPO. At no time after LinnCo’s formation and prior to the IPO did LinnCo have any operations or own any interest in LINN Energy. After the IPO and as of June 30, 2013, LinnCo’s sole purpose was to own LINN Energy units and it had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.

Business
On October 11, 2012, the Securities and Exchange Commission declared effective a registration statement with respect to an IPO of LinnCo’s shares. On October 17, 2012, the Company closed the IPO of 34,787,500 shares to the public at a price of $36.50 per share ($34.858 per share, net of underwriting discount and structuring fee) for net proceeds of approximately $1.2 billion (after underwriting discount and structuring fee of approximately $57 million). The net proceeds from the IPO were used to acquire 34,787,500 LINN Energy units which are equal to the number of LinnCo shares sold in the offering. As of December 31, 2012, in addition to underwriting discount and structuring fee, the Company had also incurred approximately $3 million of other costs related to the offering.
At no time after LinnCo’s formation and prior to the IPO did LinnCo have any operations or own any interest in LINN Energy. After the IPO and as of December 31, 2012, LinnCo’s sole purpose was to own LINN Energy units and it expected to have no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry Petroleum Company (see Note 8), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.

Business
In October 2012, LinnCo completed its IPO. At no time after LinnCo’s formation and prior to the IPO did LinnCo have any operations or own any interest in LINN Energy. After the IPO and as of September 30, 2013, LinnCo’s sole purpose was to own LINN Energy units and it had no significant assets or operations other than those related to its interest in LINN Energy. In connection with the pending acquisition of Berry (see Note 2), LinnCo intends to amend its limited liability company agreement to permit the acquisition and subsequent contribution of assets to LINN Energy.